LOANS PAYABLE	12 Months Ended
Dec. 31, 2021
LOANS PAYABLE
LOANS PAYABLE

NOTE 17 — LOANS PAYABLE

As of December 31, 2021 and 2020, loans payable consisted of:

	As of December 31,
	2021	2020
Loans payable – current portion	$65,415	$65,611
Loans payable – non-current portion	85,858	157,629
Total	$151,273	$223,240

In September of 2019, the Company obtained lines of credit in the aggregate amount of S$400,000 (approximately $296,912 at the 2019 exchange rate) for working capital and business expansions requirements, which the Company drew down on in full. Loans in the amount of S$100,000 (approximately $74,228 at the 2019 exchange rate) shall be repaid over 36 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 8% per annum plus a margin of 0.88%, subject to adjustment. The Company has the option to prepay the loan before its maturity date, subject to a fee of 6.88% if paid within twelve months from the drawdown date. Loans in the amount of S$300,000 (approximately $222,684 at the 2019 exchange rate) shall be repaid over 60 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 6.25% per annum, subject to adjustment. The loans are secured by personal guarantees of the Director. During the year ended December 31, 2021, the Company repaid an aggregate of S$91,063, approximately $67,220 at the 2021 exchange rate (2020 — S$84,614, approximately $61,379 at the 2020 exchange rate) of principal plus the respective accrued interest.